Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
At a regularly scheduled annual meeting of the Company’s Board of Directors and Compensation Committee held in late February or early March of each year, it is the Board’s and Compensation Committee’s long-standing practice to review the Company’s results for the most recently completed fiscal year, review the company’s financial plan and strategy for the upcoming fiscal year. At these meetings the Compensation Committee also review the performance of the Company’s executive officers with the Chief Executive Officer and based on those reviews, approves the grant of cash bonuses and equity awards for each individual’s performance (other than the CEO) on the most recently completed fiscal year and establish their salaries for the current fiscal year and recommends to the Board of Directors grants of cash bonuses and equity awards for the CEO on the most recently completed fiscal year and any change to the

CEO’s salary for the current fiscal year. After further reviews and discussions, the Board determines whether to approve the Compensation Committee’s recommendations as to grants of cash bonuses and equity awards for the CEO on the most recently completed fiscal year and any change to the CEO’s salary for the current fiscal year. Accordingly, the grant date for those equity awards has always been the date of the late February or early March meeting of the Compensation Committee and Board of Directors. The meeting date is generally set at least a year in advance. This timing coincides with the Company’s calendar-year-based performance management cycle, allowing managers to deliver the equity awards close in time to performance appraisals. It is the Board of Director’s and Compensation Committee’s belief that maintaining a consistent grant practice, based on a date that is generally set at least a year in advance, is in the best interests of the Company as is strengthens the link between pay and performance while also minimizing the risk that awards are granted opportunistically for the benefit of employees.
During these annual meetings, the Compensation Committee and Board of Directors reviews market data on how much equity similarly situated officers are receiving at companies in the Peer Group as well as how much equity and the mix of equity awards that should be granted to each executive officer in order to be competitive with equity awards provided to comparable officers at companies in the Peer Group. Among the types of equity awards often granted to the Company’s executive officers are options. As discussed in greater detail above under the heading “Elements of Executive Compensation — Long Term Incentives — Equity Incentive Awards — Options”, grants of stock options provide a certain amount of equity to officers that will vest as long as the officer continues to serve at Supernus, aligning the officers’ interests with those of our stockholders because the grants will only have value to the extent the market value of Supernus’ equity increases from the price per share on the date of grant.
The following table presents information regarding options issued to our executive officers in 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage
Change in the
Closing Market
Price of the Securities
Underlying the Award
Between the Trading Day
Ending Immediately
Prior to the Disclosure
of Material Nonpublic
Information and
the Trading Day
Beginning Immediately
Following the
Disclosure of Material
Nonpublic Information

Jack Khattar	02/22/2024	322,000	$27.94	17.29	1%
Timothy C. Dec	02/22/2024	50,000	$27.94	17.29	1%
Jonathan Rubin	02/22/2024	25,000	$27.94	17.29	1%
Padmanabh Bhatt	02/22/2024	20,000	$27.94	17.29	1%
Frank Mottola	02/22/2024	25,000	$27.94	17.29	1%

Award Timing Method	Accordingly, the grant date for those equity awards has always been the date of the late February or early March meeting of the Compensation Committee and Board of Directors. The meeting date is generally set at least a year in advance. This timing coincides with the Company’s calendar-year-based performance management cycle, allowing managers to deliver the equity awards close in time to performance appraisals. It is the Board of Director’s and Compensation Committee’s belief that maintaining a consistent grant practice, based on a date that is generally set at least a year in advance, is in the best interests of the Company as is strengthens the link between pay and performance while also minimizing the risk that awards are granted opportunistically for the benefit of employees.
Award Timing Predetermined	true
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage
Change in the
Closing Market
Price of the Securities
Underlying the Award
Between the Trading Day
Ending Immediately
Prior to the Disclosure
of Material Nonpublic
Information and
the Trading Day
Beginning Immediately
Following the
Disclosure of Material
Nonpublic Information

Jack Khattar	02/22/2024	322,000	$27.94	17.29	1%
Timothy C. Dec	02/22/2024	50,000	$27.94	17.29	1%
Jonathan Rubin	02/22/2024	25,000	$27.94	17.29	1%
Padmanabh Bhatt	02/22/2024	20,000	$27.94	17.29	1%
Frank Mottola	02/22/2024	25,000	$27.94	17.29	1%

Jack Khattar [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	322,000
Exercise Price | $ / shares	$ 27.94
Fair Value as of Grant Date | $	$ 17.29
Underlying Security Market Price Change	1
Timothy C. Dec [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	50,000
Exercise Price | $ / shares	$ 27.94
Fair Value as of Grant Date | $	$ 17.29
Underlying Security Market Price Change	1
Jonathan Rubin [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	25,000
Exercise Price | $ / shares	$ 27.94
Fair Value as of Grant Date | $	$ 17.29
Underlying Security Market Price Change	1
Padmanabh Bhatt [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	20,000
Exercise Price | $ / shares	$ 27.94
Fair Value as of Grant Date | $	$ 17.29
Underlying Security Market Price Change	1
Frank Mottola [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	25,000
Exercise Price | $ / shares	$ 27.94
Fair Value as of Grant Date | $	$ 17.29
Underlying Security Market Price Change	1